STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Australia - 7.8%
Ampol Ltd.	6,900		163,156
APA Group	34,366		280,496
Aristocrat Leisure Ltd.	17,736		439,942
ASX Ltd.	5,421		336,002
Aurizon Holdings Ltd.	52,690		148,463
Australia & New Zealand Banking Group Ltd.	80,255		1,289,941
BHP Group Ltd.	63,529		1,748,681
BHP Group Ltd.	81,381		2,238,300
BlueScope Steel Ltd.	14,539		169,209
Brambles Ltd.	40,123		322,204
Cochlear Ltd.	1,939		290,854
Coles Group Ltd.	37,645		494,842
Commonwealth Bank of Australia	48,846		3,454,997
Computershare Ltd.	15,804		277,448
CSL Ltd.	13,789		2,800,349
Dexus	31,610		210,892
Domino's Pizza Enterprises Ltd.	1,751		88,870
Endeavour Group Ltd.	38,508		213,745
Evolution Mining Ltd.	53,037		98,851
Fortescue Metals Group Ltd.	48,475		623,152
Goodman Group	47,598		691,619
IDP Education Ltd.	6,055		121,568
Insurance Australia Group Ltd.	71,847		224,488
LendLease Corp.	19,853		143,146
Macquarie Group Ltd.	10,433		1,322,591
Medibank Private Ltd.	80,512		192,257
Mineral Resources Ltd.	4,445	[a]	167,482
Mirvac Group	114,634		172,613
National Australia Bank Ltd.	92,568		1,983,225
Newcrest Mining Ltd.	24,863		338,298
Northern Star Resources Ltd.	32,177		178,660
Orica Ltd.	11,650		137,047
Origin Energy Ltd.	51,551		213,889
Qantas Airways Ltd.	25,687	[a]	82,367
QBE Insurance Group Ltd.	42,366		342,962
Ramsay Health Care Ltd.	5,344		261,909
REA Group Ltd.	1,529		134,376
Reece Ltd.	6,116		65,528
Rio Tinto Ltd.	10,627		728,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Australia - 7.8% (continued)
Santos Ltd.	91,835		472,787
Scentre Group	143,699		292,361
SEEK Ltd.	9,694		156,301
Sonic Healthcare Ltd.	12,637		303,162
South32 Ltd.	137,055		365,966
Stockland	69,724		187,845
Suncorp Group Ltd.	35,441		277,558
Telstra Ltd.	117,058		318,831
The GPT Group	55,599		176,949
The Lottery Corp.	64,889	[a]	206,645
Transurban Group	87,898		893,516
Treasury Wine Estates Ltd.	19,682		168,978
Vicinity Centres	111,546		161,995
Washington H Soul Pattinson & Co.	6,210		111,797
Wesfarmers Ltd.	32,465		1,059,017
Westpac Banking Corp.	100,220		1,508,841
WiseTech Global Ltd.	4,263		151,235
Woodside Energy Group Ltd.	42,463		955,299
Woodside Energy Group Ltd.	11,479	[a]	260,012
Woolworths Group Ltd.	34,693		910,988
			32,132,834
Austria - .2%
Erste Group Bank AG	9,746		246,789
OMV AG	4,174		177,113
Verbund AG	1,811		198,920
Voestalpine AG	3,559		79,827
			702,649
Belgium - .8%
Ageas SA	4,512		196,676
Anheuser-Busch InBev SA	24,621		1,318,909
D'ieteren Group	734		120,120
Elia Group SA	848		128,802
Groupe Bruxelles Lambert SA	1,411		124,747
Groupe Bruxelles Lambert SA	1,430		124,997
KBC Group NV	7,090		371,927
Proximus SADP	4,429		61,358
Sofina SA	454		106,239
Solvay SA	2,204		193,418
UCB SA	3,584		280,351
Umicore SA	5,817		210,678
Warehouses De Pauw, CVA	4,389		149,035
			3,387,257
Chile - .0%
Antofagasta PLC	11,178		158,323

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Denmark - 2.8%
AP Moller - Maersk A/S, Cl. A	89		237,811
AP Moller - Maersk A/S, Cl. B	151		412,146
Carlsberg AS, Cl. B	2,846		368,574
Chr. Hansen Holding A/S	2,868		187,574
Coloplast A/S, Cl. B	3,337		389,760
Danske Bank A/S	19,551		272,881
Demant A/S	2,613	[a]	99,619
DSV A/S	5,442		914,720
Genmab A/S	1,863	[a]	663,355
GN Store Nord AS	3,764		131,037
Novo Nordisk A/S, Cl. B	47,732		5,613,661
Novozymes A/S, Cl. B	6,062		386,961
Orsted AS	5,362	[b]	623,687
Pandora A/S	2,653		196,193
Rockwool A/S, Cl. B	258		63,845
Tryg A/S	10,206		232,303
Vestas Wind Systems A/S	28,625		748,897
			11,543,024
Finland - 1.2%
Elisa OYJ	4,032		222,903
Fortum OYJ	11,752		131,065
Kesko OYJ, Cl. B	7,742		191,627
Kone OYJ, Cl. B	9,634		439,472
Neste OYJ	11,963		614,220
Nokia OYJ	153,389		803,019
Nordea Bank Abp	93,796		924,362
Orion OYJ, Cl. B	3,061		146,002
Sampo OYJ, Cl. A	14,137		610,137
Stora Enso OYJ, Cl. R	15,509		239,500
UPM-Kymmene OYJ	15,107		478,164
Wartsila OYJ Abp	13,383		117,366
			4,917,837
France - 10.8%
Accor SA	4,409		114,431
Aeroports de Paris	821		113,320
Air Liquide SA	14,820		2,042,513
Airbus SE	16,711		1,807,091
Alstom SA	8,994		214,299
Amundi SA	1,727	[b]	93,632
Arkema SA	1,596		151,781
AXA SA	54,912		1,267,673
BioMerieux	1,168		126,615
BNP Paribas SA	31,489		1,492,586
Bollore SE	25,064		126,386

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
France - 10.8% (continued)
Bouygues SA	6,505		196,459
Bureau Veritas SA	8,335		229,912
Capgemini SE	4,642		885,838
Carrefour SA	17,490		298,325
Cie de Saint-Gobain	14,111		658,247
Cie Generale des Etablissements Michelin SCA	19,980		558,606
Covivio	1,215		77,106
Credit Agricole SA	35,060		322,488
Danone SA	18,518		1,021,029
Dassault Aviation SA	701		100,244
Dassault Systemes SE	18,905		810,489
Edenred	7,057		362,721
Eiffage SA	2,361		221,552
Electricite de France SA	14,890		180,799
Engie SA	51,750		640,919
EssilorLuxottica SA	8,151		1,278,789
Eurazeo SE	1,155		82,467
Gecina SA	1,302		133,983
Getlink SE	12,472		249,443
Hermes International	898		1,229,447
Ipsen SA	1,037		104,873
Kering SA	2,121		1,216,964
Klepierre SA	5,840		130,323
La Francaise des Jeux SAEM	2,871	[b]	102,442
Legrand SA	7,577		622,263
L'Oreal SA	6,829		2,579,450
LVMH SE	7,869		5,473,732
Orange SA	56,550		578,389
Pernod Ricard SA	5,938		1,168,660
Publicis Groupe SA	6,440		344,153
Remy Cointreau SA	671		132,960
Renault SA	5,449	[a]	160,772
Safran SA	9,688		1,067,515
Sanofi	32,234		3,207,374
Sartorius Stedim Biotech	784		314,571
Schneider Electric SE	15,323		2,125,351
SEB SA	594		50,079
Societe Generale SA	22,542		505,502
Sodexo SA	2,508		203,657
Teleperformance	1,654		553,594
Thales SA	2,986		371,230
TotalEnergies SE	70,276		3,584,820
Ubisoft Entertainment SA	2,586	[a]	109,971

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
France - 10.8% (continued)
Unibail-Rodamco-Westfield	3,286	[a]	186,496
Valeo	5,642		121,066
Veolia Environnement SA	18,842		472,573
Vinci SA	15,125		1,451,541
Vivendi SE	20,236		192,045
Wendel SE	761		69,935
Worldline SA	6,757	[a,b]	299,133
			44,590,624
Germany - 6.9%
adidas AG	4,901		841,105
Allianz SE	11,578		2,099,675
BASF SE	26,035		1,155,299
Bayer AG	27,847		1,622,835
Bayerische Motoren Werke AG	9,385		763,033
Bechtle AG	1,991		91,542
Beiersdorf AG	2,796		287,465
Brenntag SE	4,547		317,926
Carl Zeiss Meditec AG-BR	1,188		172,698
Commerzbank AG	29,565	[a]	201,797
Continental AG	3,118		220,535
Covestro AG	5,476	[b]	186,031
Daimler Truck Holding AG	12,830	[a]	348,776
Delivery Hero SE	4,624	[a,b]	221,753
Deutsche Bank AG	58,546		510,086
Deutsche Boerse AG	5,386		938,839
Deutsche Lufthansa AG	17,057	[a,c]	104,565
Deutsche Post AG	28,097		1,118,196
Deutsche Telekom AG	91,873		1,737,987
E.ON SE	63,639		570,416
Evonik Industries AG	6,188		131,772
Fresenius Medical Care AG & Co. KGaA	5,629		207,999
Fresenius SE & Co. KGaA	11,705		298,948
GEA Group AG	4,349		161,656
Hannover Rueck SE	1,709		241,438
HeidelbergCement AG	3,962		200,442
HelloFresh SE	4,898	[a]	134,355
Henkel AG & Co. KGaA	3,054		191,842
Infineon Technologies AG	37,017		1,005,373
KION Group AG	1,993		90,359
Knorr-Bremse AG	2,042		121,380
LEG Immobilien SE	2,065		187,034
Mercedes-Benz Group AG	22,744		1,330,698
Merck KGaA	3,663		695,729
MTU Aero Engines AG	1,469		282,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Germany - 6.9% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	3,971		897,982
Nemetschek SE	1,699		112,874
Puma SE	2,843		190,875
Rational AG	141		98,069
Rheinmetall AG	1,184		216,756
RWE AG	18,209		750,921
SAP SE	29,599		2,743,456
Scout24 SE	2,233	[b]	127,189
Siemens AG	21,684		2,407,602
Siemens Energy AG	11,816		195,661
Siemens Healthineers AG	7,934	[b]	405,961
Symrise AG	3,796		440,698
Telefonica Deutschland Holding AG	30,688		81,518
Uniper SE	2,650		17,619
United Internet AG	2,775		72,895
Volkswagen AG	833		163,672
Vonovia SE	19,812		657,635
Zalando SE	6,506	[a,b]	181,717
			28,555,282
Hong Kong - 3.0%
AIA Group Ltd.	343,000		3,461,833
BOC Hong Kong Holdings Ltd.	105,000		379,988
Budweiser Brewing Co. APAC	49,000	[b]	136,326
Chow Tai Fook Jewellery Group Ltd.	51,200		101,584
CK Asset Holdings Ltd.	58,475		413,991
CK Hutchison Holdings Ltd.	75,975		504,809
CK Infrastructure Holdings Ltd.	18,500		116,066
CLP Holdings Ltd.	48,288		409,333
ESR Cayman Ltd.	57,000	[a,b]	148,080
Futu Holdings Ltd., ADR	1,571	[a]	65,354
Galaxy Entertainment Group Ltd.	60,277		359,222
Hang Lung Properties Ltd.	61,000		111,090
Hang Seng Bank Ltd.	21,400		345,277
Henderson Land Development Co.	38,138		132,865
HK Electric Investments Ltd.	71,500	[c]	64,662
HKT Trust & HKT Ltd.	111,660		156,488
Hong Kong & China Gas Co.	317,267		335,082
Hong Kong Exchanges & Clearing Ltd.	34,142		1,568,128
Hongkong Land Holdings Ltd.	32,400		168,632
Jardine Matheson Holdings Ltd.	5,946		314,492
Link REIT	59,822		501,441
MTR Corp.	43,756		231,342
New World Development Co.	44,141		147,671

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Hong Kong - 3.0% (continued)
Power Assets Holdings Ltd.	40,000		261,763
Sino Land Co.	97,730		145,467
SITC International Holdings Co.	34,000		115,868
Sun Hung Kai Properties Ltd.	40,699		487,335
Swire Pacific Ltd., Cl. A	15,000		85,587
Swire Properties Ltd.	35,800		85,372
Techtronic Industries Co.	38,865		433,700
WH Group Ltd.	228,885	[b]	173,508
Wharf Real Estate Investment Co.	45,311		201,485
Xinyi Glass Holdings Ltd.	51,000		100,809
			12,264,650
Ireland - .9%
AerCap Holdings NV	3,539	[a]	158,760
CRH PLC	21,714		831,883
DCC PLC	2,910		190,065
Experian PLC	26,138		915,815
Flutter Entertainment PLC	4,725	[a]	473,703
James Hardie Industries PLC-CDI	13,047		322,674
Kerry Group PLC, Cl. A	4,499		475,725
Kingspan Group PLC	4,370		283,566
Smurfit Kappa Group PLC	6,975		253,261
			3,905,452
Israel - .8%
Azrieli Group Ltd.	1,217		97,890
Bank Hapoalim BM	37,460		351,379
Bank Leumi Le-Israel BM	43,507		425,337
Check Point Software Technologies Ltd.	2,988	[a]	372,305
CyberArk Software Ltd.	1,168	[a]	151,992
Elbit Systems Ltd.	727		167,461
ICL Group Ltd.	19,443		176,974
Israel Discount Bank Ltd., Cl. A	35,593		203,120
Kornit Digital Ltd.	1,366	[a]	37,169
Mizrahi Tefahot Bank Ltd.	4,304		160,458
NICE Ltd.	1,807	[a]	377,881
Teva Pharmaceutical Industries Ltd., ADR	32,530	[a]	305,131
Tower Semiconductor Ltd.	3,218	[a]	152,332
Wix.com Ltd.	1,662	[a]	98,606
Zim Integrated Shipping Services Ltd.	2,474		123,255
			3,201,290
Italy - 1.8%
Amplifon SPA	3,638		120,424
Assicurazioni Generali SPA	31,542		472,888
Atlantia SPA	14,621		337,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Italy - 1.8% (continued)
Davide Campari-Milano NV	15,324		170,377
DiaSorin SPA	614		85,590
Enel SPA	230,542		1,164,920
Eni SPA	71,541		860,425
Ferrari NV	3,573		757,637
FinecoBank Banca Fineco SPA	17,288		215,897
Infrastrutture Wireless Italiane SPA	9,915	[b]	104,090
Intesa Sanpaolo SPA	468,149		835,487
Mediobanca Banca Di Credito Finanziario SPA	15,945		136,731
Moncler SPA	6,047		303,488
Nexi SPA	14,148	[a,b]	129,088
Poste Italiane SPA	15,417	[b]	129,764
Prysmian SPA	7,221		230,027
Recordati Industria Chimica E Farmaceutica SPA	3,021		134,138
Snam SPA	55,761		280,076
Telecom Italia SPA	287,304	[a]	63,963
Terna Rete Elettrica Nazionale	39,110		299,898
UniCredit SPA	59,945		593,582
			7,426,018
Japan - 22.0%
Advantest Corp.	5,500		325,599
Aeon Co.	18,300		369,404
AGC Inc.	5,460		199,016
Aisin Corp.	4,400		130,783
Ajinomoto Co.	13,200		347,268
ANA Holdings Inc.	4,900		91,380
Asahi Group Holdings Ltd.	12,900		447,459
Asahi Intecc Co.	6,400		118,318
Asahi Kasei Corp.	35,600		286,360
Astellas Pharma Inc.	52,795		827,940
Azbil Corp.	2,900		87,232
Bandai Namco Holdings Inc.	5,650		441,510
Bridgestone Corp.	16,200		634,518
Brother Industries Ltd.	6,000		112,285
Canon Inc.	28,317		670,008
Capcom Co.	5,200		144,332
Central Japan Railway Co.	4,100		480,987
Chubu Electric Power Co.	18,900		201,550
Chugai Pharmaceutical Co.	18,984		534,385
Concordia Financial Group Ltd.	32,100		108,599
CyberAgent Inc.	11,800		117,876
Dai Nippon Printing Co.	5,800		128,184

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Daifuku Co.	2,900		185,598
Dai-ichi Life Holdings Inc.	28,600		495,586
Daiichi Sankyo Co.	49,649		1,315,025
Daikin Industries Ltd.	7,000		1,231,214
Daito Trust Construction Co.	1,600		151,655
Daiwa House Industry Co.	16,800		417,430
Daiwa House REIT Investment Corp.	58		139,688
Daiwa Securities Group Inc.	38,600		178,040
Denso Corp.	12,300		673,755
Dentsu Group Inc.	5,800		202,854
Disco Corp.	800		194,485
East Japan Railway Co.	8,500		444,462
Eisai Co.	7,100		325,261
ENEOS Holdings Inc.	87,026		336,054
FANUC Corp.	5,429		937,981
Fast Retailing Co.	1,658		1,005,695
Fuji Electric Co.	3,700		167,244
FUJIFILM Holdings Corp.	10,300		588,286
Fujitsu Ltd.	5,580		781,127
GLP J-REIT	121		159,101
GMO Payment Gateway Inc.	1,200		99,584
Hakuhodo DY Holdings Inc.	7,100		73,075
Hamamatsu Photonics K.K.	4,100		186,171
Hankyu Hanshin Holdings Inc.	6,500		188,398
Hikari Tsushin Inc.	600		66,104
Hirose Electric Co.	733		105,404
Hitachi Construction Machinery Co.	3,000		65,909
Hitachi Ltd.	27,480		1,394,439
Hitachi Metals Ltd.	6,600	[a]	101,410
Honda Motor Co.	46,259		1,184,699
Hoshizaki Corp.	3,000		89,729
Hoya Corp.	10,500		1,054,684
Hulic Co.	11,600		93,070
Ibiden Co.	3,200		94,157
Idemitsu Kosan Co.	6,075		157,634
Iida Group Holdings Co.	4,400		71,996
Inpex Corp.	29,500		337,876
Isuzu Motors Ltd.	17,100		187,922
Ito En Ltd.	1,600		75,380
ITOCHU Corp.	33,700		983,637
Itochu Techno-Solutions Corp.	2,200		58,987
Japan Airlines Co.	4,400		76,811
Japan Exchange Group Inc.	13,700		218,005
Japan Post Bank Co.	11,400		91,027

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Japan Post Holdings Co.	69,600	500,063
Japan Post Insurance Co.	5,900	95,171
Japan Real Estate Investment Corp.	37	178,418
Japan Retail Fund Investment Corp.	198	161,186
Japan Tobacco Inc.	34,000	609,637
JFE Holdings Inc.	13,960	156,199
JSR Corp.	5,200	144,138
Kajima Corp.	11,300	129,058
Kakaku.com Inc.	4,100	80,140
Kao Corp.	13,500	588,585
KDDI Corp.	45,763	1,474,918
Keio Corp.	3,100	118,705
Keisei Electric Railway Co.	3,900	106,785
Keyence Corp.	5,540	2,198,523
Kikkoman Corp.	4,100	243,053
Kintetsu Group Holdings Co.	5,035	166,254
Kirin Holdings Co.	23,100	379,072
Kobayashi Pharmaceutical Co.	1,600	106,689
Kobe Bussan Co.	4,000	114,137
Koei Tecmo Holdings Co.	1,820	63,531
Koito Manufacturing Co.	3,100	102,014
Komatsu Ltd.	26,100	596,349
Konami Group Corp.	2,700	159,476
Kose Corp.	1,000	89,203
Kubota Corp.	28,700	476,219
Kurita Water Industries Ltd.	2,800	113,524
Kyocera Corp.	9,100	506,041
Kyowa Kirin Co.	7,905	186,475
Lasertec Corp.	2,200	321,503
LIXIL Corp.	7,824	161,973
M3 Inc.	12,300	430,589
Makita Corp.	6,300	153,758
Marubeni Corp.	43,900	408,951
Mazda Motor Corp.	16,800	141,642
McDonald's Holdings Co.	2,400	90,035
MEIJI Holdings Co.	3,242	169,126
Minebea Mitsumi Inc.	10,300	185,569
MISUMI Group Inc.	8,038	200,691
Mitsubishi Chemical Holdings Corp.	36,280	203,842
Mitsubishi Corp.	35,798	1,065,921
Mitsubishi Electric Corp.	53,900	571,874
Mitsubishi Estate Co.	33,500	498,850
Mitsubishi HC Capital Inc.	19,500	94,338
Mitsubishi Heavy Industries Ltd.	8,870	329,886

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Mitsubishi UFJ Financial Group Inc.	338,790	1,909,631
Mitsui & Co.	39,600	870,089
Mitsui Chemicals Inc.	5,300	111,717
Mitsui Fudosan Co.	26,086	583,664
Mitsui O.S.K. Lines Ltd.	9,700	266,309
Mizuho Financial Group Inc.	68,350	813,149
MonotaRO Co.	7,400	132,434
MS&AD Insurance Group Holdings Inc.	12,457	403,070
Murata Manufacturing Co.	16,300	954,049
NEC Corp.	6,780	250,537
NEXON Co.	14,000	318,174
NGK Insulators Ltd.	6,000	87,829
Nidec Corp.	12,700	883,539
Nihon M&A Center Holdings Inc.	9,200	122,896
Nintendo Co.	3,125	1,405,131
Nippon Building Fund Inc.	44	233,316
Nippon Express Holdings Inc.	2,252	134,199
Nippon Paint Holdings Co.	21,000	160,053
Nippon Prologis REIT Inc.	63	163,731
Nippon Sanso Holdings Corp.	4,700	79,248
Nippon Shinyaku Co.	1,500	92,806
Nippon Steel Corp.	23,161	344,317
Nippon Telegraph & Telephone Corp.	33,900	968,542
Nippon Yusen KK	4,480	352,281
Nissan Chemical Corp.	3,600	184,241
Nissan Motor Co.	65,800	250,002
Nisshin Seifun Group Inc.	6,038	74,204
Nissin Foods Holdings Co.	1,600	115,795
Nitori Holdings Co.	2,300	242,767
Nitto Denko Corp.	4,000	257,547
Nomura Holdings Inc.	80,900	309,486
Nomura Real Estate Holdings Inc.	3,600	87,401
Nomura Real Estate Master Fund Inc.	124	155,248
Nomura Research Institute Ltd.	9,349	281,580
NTT Data Corp.	17,900	270,993
Obayashi Corp.	18,800	138,268
OBIC Co.	2,000	319,088
Odakyu Electric Railway Co.	8,700	124,699
Oji Holdings Corp.	23,300	97,231
Olympus Corp.	35,000	741,757
Omron Corp.	5,100	285,487
Ono Pharmaceutical Co.	10,500	294,733
Open House Group Co.	2,500	108,676
Oracle Corp.	1,200	74,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Oriental Land Co.	5,700		861,754
ORIX Corp.	33,900		601,121
Osaka Gas Co.	11,000		197,659
Otsuka Corp.	3,300		103,064
Otsuka Holdings Co.	11,000		392,868
Pan Pacific International Holdings Corp.	10,600		165,118
Panasonic Holdings Corp.	62,795		519,093
Persol Holdings Co.	5,100		105,800
Rakuten Inc.	25,700		127,232
Recruit Holdings Co.	40,900		1,536,169
Renesas Electronics Corp.	33,400	[a]	321,779
Resona Holdings Inc.	61,100		236,624
Ricoh Co.	16,500		132,615
Rohm Co.	2,500		185,589
SBI Holdings Inc.	6,430		130,367
SCSK Corp.	4,800		84,520
Secom Co.	5,800		388,409
Seiko Epson Corp.	8,200		122,882
Sekisui Chemical Co.	11,000		154,656
Sekisui House Ltd.	17,100		303,575
Seven & i Holdings Co.	21,360		872,602
SG Holdings Co.	8,300		158,253
Sharp Corp.	6,600		53,213
Shimadzu Corp.	6,700		237,352
Shimano Inc.	2,000		337,940
Shimizu Corp.	17,000		96,520
Shin-Etsu Chemical Co.	10,600		1,359,390
Shionogi & Co.	7,400		379,378
Shiseido Co.	11,300		465,178
SMC Corp.	1,600		791,841
Softbank Corp.	81,400		941,643
SoftBank Group Corp.	34,140		1,452,235
Sompo Holdings Inc.	8,770		390,497
Sony Group Corp.	35,780		3,062,763
Square Enix Holdings Co.	2,600		120,546
Subaru Corp.	17,200		301,032
Sumco Corp.	9,800		137,049
Sumitomo Chemical Co.	44,000		173,213
Sumitomo Corp.	31,700		445,037
Sumitomo Electric Industries Ltd.	19,900		221,694
Sumitomo Metal Mining Co.	6,700		213,258
Sumitomo Mitsui Financial Group Inc.	37,000		1,159,586
Sumitomo Mitsui Trust Holdings Inc.	9,264		303,674
Sumitomo Realty & Development Co.	8,800		243,140

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Suntory Beverage & Food Ltd.	4,100		161,873
Suzuki Motor Corp.	10,200		333,335
Sysmex Corp.	4,900		344,141
T&D Holdings Inc.	15,000		168,156
Taisei Corp.	5,500		175,474
Takeda Pharmaceutical Co.	42,623		1,254,141
TDK Corp.	11,400		359,369
Terumo Corp.	18,400		629,244
The Chiba Bank Ltd.	15,000		82,769
The Kansai Electric Power Company	19,999		202,763
The Shizuoka Bank Ltd.	13,600		82,052
TIS Inc.	6,400		180,616
Tobu Railway Co.	5,600		132,832
Toho Co.	3,400		135,013
Tokio Marine Holdings Inc.	17,800		1,038,568
Tokyo Electric Power Co. Holdings Inc.	44,072	[a]	173,448
Tokyo Electron Ltd.	4,200		1,456,182
Tokyo Gas Co.	11,000		215,941
Tokyu Corp.	14,710		180,216
Toppan Inc.	7,600		129,299
Toray Industries Inc.	39,300		216,235
Toshiba Corp.	11,000		446,227
Tosoh Corp.	8,000		103,939
TOTO Ltd.	4,200		143,040
Toyota Industries Corp.	4,200		254,532
Toyota Motor Corp.	300,575		4,865,432
Toyota Tsusho Corp.	5,700		194,913
Trend Micro Inc.	3,800		220,690
Unicharm Corp.	11,400		414,501
USS Co.	5,600		109,850
Welcia Holdings Co.	2,900		64,815
West Japan Railway Co.	6,200		227,653
Yakult Honsha Co.	3,600		219,318
Yamaha Corp.	3,900		166,379
Yamaha Motor Co.	8,700		167,897
Yamato Holdings Co.	8,500		149,187
Yaskawa Electric Corp.	6,800		238,035
Yokogawa Electric Corp.	5,800		102,085
Z Holdings Corp.	73,700		261,764
ZOZO Inc.	3,800		82,216
			91,390,519
Jordan - .0%
Hikma Pharmaceuticals PLC	4,997		105,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Luxembourg - .2%
ArcelorMittal SA	17,278		424,525
Aroundtown SA	31,239		100,073
Eurofins Scientific SE	3,815		297,285
Tenaris SA	12,482		175,001
			996,884
Macau - .0%
Sands China Ltd.	69,813	[a]	164,712
Netherlands - 4.7%
ABN AMRO Bank NV-CVA	12,362	[b]	126,526
Adyen NV	614	[a,b]	1,107,543
Aegon NV	49,032		215,408
Akzo Nobel NV	5,199		350,629
argenx SE	1,353	[a]	493,995
ASM International NV	1,291		397,619
ASML Holding NV	11,522		6,615,482
Euronext NV	2,429	[b]	197,713
EXOR NV	3,074		216,665
Heineken Holding NV	2,834		223,913
Heineken NV	7,347		723,766
IMCD NV	1,550		248,145
ING Groep NV	110,662		1,075,459
JDE Peet's NV	2,860		82,927
Just Eat Takeaway.com NV	5,321	[a,b,c]	98,171
Koninklijke Ahold Delhaize NV	29,641		816,673
Koninklijke DSM NV	5,004		801,904
Koninklijke KPN NV	93,634		308,317
Koninklijke Philips NV	25,054		519,748
NN Group NV	8,238		386,191
OCI NV	3,108		107,990
Prosus NV	23,511	[a]	1,544,284
QIAGEN NV	6,543	[a]	326,875
Randstad NV	3,528		178,621
Stellantis NV	14,164		203,468
Stellantis NV	47,993		689,467
Universal Music Group NV	20,560		467,009
Wolters Kluwer NV	7,441		808,514
			19,333,022
New Zealand - .3%
Auckland International Airport Ltd.	34,041	[a]	160,017
Fisher & Paykel Healthcare Corp.	16,359		218,853
Mercury NZ Ltd.	20,464		78,316
Meridian Energy Ltd.	37,744		118,351
Spark New Zealand Ltd.	52,989		170,490

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
New Zealand - .3% (continued)
Xero Ltd.	3,912	[a]	256,597
			1,002,624
Norway - .8%
Adevinta ASA	7,205	[a]	54,404
Aker BP ASA	8,789		303,978
DNB Bank ASA	26,248		515,658
Equinor ASA	27,702		1,065,415
Gjensidige Forsikring ASA	5,067		105,705
Kongsberg Gruppen ASA	2,638		97,015
Mowi ASA	11,842		272,491
Norsk Hydro ASA	38,120		257,494
Orkla ASA	22,163		191,034
Salmar ASA	1,738		124,131
Telenor ASA	19,834		240,188
Yara International ASA	4,693		199,870
			3,427,383
Portugal - .2%
Banco Espirito Santo SA	118,053	[a,d]	0
EDP - Energias de Portugal SA	78,122		394,229
Galp Energia SGPS SA	14,064		148,566
Jeronimo Martins SGPS SA	8,248		190,980
			733,775
Singapore - 1.4%
Ascendas Real Estate Investment Trust	95,227		205,050
CapitaLand Integrated Commercial Trust	143,377		226,321
Capitaland Investment Ltd.	70,800		201,380
City Developments Ltd.	11,600		65,206
DBS Group Holdings Ltd.	51,948		1,186,527
Genting Singapore Ltd.	169,527		99,034
Grab Holdings Ltd., Cl. A	32,597	[a]	96,161
Keppel Corp.	41,300		206,181
Mapletree Logistics Trust	90,311		115,270
Mapletree Pan Asia Commercial	63,900		88,007
Oversea-Chinese Banking Corp.	96,024		812,894
Sea Ltd., ADR	10,163	[a]	775,640
Singapore Airlines Ltd.	37,633	[c]	148,769
Singapore Exchange Ltd.	23,600		169,370
Singapore Technologies Engineering Ltd.	44,700		130,514
Singapore Telecommunications Ltd.	234,051		443,105
United Overseas Bank Ltd.	33,363		667,089
UOL Group Ltd.	14,011		75,775
Venture Corp.	8,100		103,350
Wilmar International Ltd.	55,700		162,367
			5,978,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Spain - 2.3%
Acciona SA	728		149,529
ACS Actividades de Construccion y Servicios SA	6,748		161,905
Aena SME SA	2,126	[a,b]	268,855
Amadeus IT Group SA	12,770	[a]	745,122
Banco Bilbao Vizcaya Argentaria SA	188,290		856,850
Banco Santander SA	491,526		1,231,525
CaixaBank SA	125,665		377,594
Cellnex Telecom SA	15,405	[b]	689,529
EDP Renovaveis SA	8,062		209,053
Enagas SA	7,125		140,790
Endesa SA	9,003		164,738
Ferrovial SA	13,587		363,855
Grifols SA	8,360	[a]	121,976
Iberdrola SA	165,849		1,766,970
Iberdrola SA	4,607	[a]	49,110
Industria de Diseno Textil SA	30,920		751,032
Natural Energy Group SA	4,164		122,266
Red Electrica Corp.	11,497		225,913
Repsol SA	41,005		511,509
Siemens Gamesa Renewable Energy SA	6,625	[a]	122,052
Telefonica SA	152,184	[a]	679,561
			9,709,734
Sweden - 3.3%
Alfa Laval AB	8,265		248,403
Assa Abloy AB, Cl. B	28,677		677,302
Atlas Copco AB, Cl. A	76,889		898,846
Atlas Copco AB, Cl. B	43,948		456,062
Boliden AB	7,753		258,060
Electrolux AB, Cl. B	6,780	[c]	98,229
Embracer Group AB	14,221	[a,c]	108,433
Epiroc AB, Cl. A	18,680		332,304
Epiroc AB, Cl. B	11,054		175,494
EQT AB	8,387		229,712
Essity AB, Cl. B	17,235		438,100
Evolution AB	5,185	[b]	504,724
Fastighets AB Balder, Cl. B	18,618	[a]	119,896
Getinge AB, Cl. B	6,798		153,519
Hennes & Mauritz AB, Cl. B	20,171		257,391
Hexagon AB, Cl. B	55,172		652,460
Holmen AB, Cl. B	2,768		113,969
Husqvarna AB, Cl. B	11,874		94,755
Industrivarden AB, Cl. A	3,696		96,936
Industrivarden AB, Cl. C	4,365		113,183

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Sweden - 3.3% (continued)
Indutrade AB	7,742		182,027
Investment AB Latour, Cl. B	4,286		106,684
Investor AB, Cl. A	14,136		290,242
Investor AB, Cl. B	51,643		967,926
Kinnevik AB, Cl. B	7,163	[a]	129,907
L E Lundbergforetagen AB, Cl. B	2,270		107,587
Lifco AB, Cl. B	6,819		132,767
Nibe Industrier AB, Cl. B	42,330		426,489
Sagax AB, Cl. B	4,739		121,876
Sandvik AB	30,223		556,484
Securitas AB, Cl. B	9,391	[c]	95,547
Sinch AB	15,770	[a,b]	40,027
Skandinaviska Enskilda Banken AB, Cl. A	46,132		502,073
Skanska AB, Cl. B	9,643		164,441
SKF AB, Cl. B	10,866		183,634
Svenska Cellulosa AB, Cl. B	16,618		243,306
Svenska Handelsbanken AB, Cl. A	40,800		368,108
Swedbank AB, Cl. A	25,670		355,876
Swedish Match AB	44,699		468,259
Swedish Orphan Biovitrum AB	4,984	[a]	109,495
Tele2 AB, Cl. B	14,779		168,941
Telefonaktiebolaget LM Ericsson, Cl. B	82,734		627,251
Telia Co.	75,349		278,279
Volvo AB, Cl. A	5,578		103,844
Volvo AB, Cl. B	42,774		766,766
Volvo Car AB, Cl. B	17,582	[a,c]	131,183
			13,656,797
Switzerland - 10.8%
ABB Ltd.	46,558		1,416,659
Adecco Group AG	4,695		165,848
Alcon Inc.	14,164		1,113,793
Bachem Holding AG, Cl. B	910		61,389
Baloise Holding AG	1,243		197,897
Barry Callebaut AG	101		223,977
Chocoladefabriken Lindt & Spruengli AG	3		345,903
Chocoladefabriken Lindt & Spruengli AG-PC	30		330,990
Cie Financiere Richemont SA, CI. A	14,796		1,790,128
Clariant AG	5,531	[a]	103,659
Coca-Cola HBC AG	5,877		144,315
Credit Suisse Group AG	74,722		436,118
EMS-Chemie Holding AG	205		162,919
Geberit AG	1,020		537,871
Givaudan SA	262		917,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Switzerland - 10.8% (continued)
Glencore PLC	280,299		1,584,085
Holcim AG	15,713		736,527
Julius Baer Group Ltd.	6,271		325,190
Kuehne + Nagel International AG	1,602		431,410
Logitech International SA	4,907	[a]	276,421
Lonza Group AG	2,111		1,286,531
Nestle SA	79,792		9,800,152
Novartis AG	62,104		5,337,560
Partners Group Holding AG	650		707,947
Roche Holding AG	19,914		6,613,056
Roche Holding AG-BR	737		300,428
Schindler Holding AG	590		111,738
Schindler Holding AG-PC	1,154		225,413
SGS SA	179		437,122
Sika AG	4,123		1,020,370
Sonova Holding AG	1,522		548,916
STMicroelectronics NV	19,373		737,089
Straumann Holding AG	3,131		424,033
Swiss Life Holding AG	888		471,664
Swiss Prime Site AG	2,175		197,890
Swiss Re AG	8,634		649,580
Swisscom AG	734		397,001
Temenos AG	1,815		144,155
The Swatch Group AG-BR	854		228,429
The Swatch Group AG-BR	1,532		76,625
UBS Group AG	99,699		1,632,857
VAT Group AG	765	[b]	222,423
Vifor Pharma AG	1,280		224,056
Zurich Insurance Group AG	4,265		1,861,723
			44,958,981
United Arab Emirates - .0%
NMC Health PLC	4,176	[a,d]	1
United Kingdom - 14.8%
3i Group PLC	27,283		423,056
abrdn PLC	63,870		129,913
Admiral Group PLC	4,996		116,812
Anglo American PLC	36,031		1,301,469
Ashtead Group PLC	12,733		717,961
Associated British Foods PLC	9,596		196,253
AstraZeneca PLC	43,919		5,773,151
Auto Trader Group PLC	25,555	[b]	197,119
AVEVA Group PLC	3,492		100,976
Aviva PLC	80,462		390,412
BAE Systems PLC	89,187	[a]	838,670

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 14.8% (continued)
Barclays PLC	474,970		913,668
Barratt Developments PLC	30,079		184,164
BP PLC	551,961		2,703,621
British American Tobacco PLC	61,710		2,425,346
BT Group PLC	196,516		387,909
Bunzl PLC	9,907		371,661
Burberry Group PLC	10,893		239,190
CNH Industrial NV	29,006		373,065
Coca-Cola Europacific Partners PLC	5,685		307,672
Compass Group PLC	50,575		1,187,042
Croda International PLC	3,955		361,216
Diageo PLC	65,632		3,119,520
Entain PLC	16,021	[a]	235,562
Ferguson PLC	6,261		788,432
GSK PLC	115,277		2,428,551
Haleon PLC	145,519	[a]	517,108
Halma PLC	11,180		314,876
Hargreaves Lansdown PLC	10,428		108,234
HSBC Holdings PLC	574,056		3,600,097
Imperial Brands PLC	25,593		562,930
Informa PLC	41,590		302,050
InterContinental Hotels Group PLC	5,386		320,063
Intertek Group PLC	4,413		235,756
J Sainsbury PLC	50,973		137,455
JD Sports Fashion PLC	74,221		117,768
Johnson Matthey PLC	4,937		129,024
Kingfisher PLC	56,167		177,975
Land Securities Group PLC	20,786		186,030
Legal & General Group PLC	168,988		539,198
Lloyds Banking Group PLC	2,012,297		1,116,037
London Stock Exchange Group PLC	9,327		910,242
M&G PLC	73,695		192,328
Melrose Industries PLC	123,938		244,240
Mondi PLC	13,305		253,054
National Grid PLC	103,316		1,426,221
Natwest Group PLC	159,281		483,479
Next PLC	3,749		312,385
Ocado Group PLC	14,319	[a]	147,009
Pearson PLC	19,509		179,970
Persimmon PLC	9,048		208,150
Phoenix Group Holdings PLC	19,827		156,167
Prudential PLC	77,848		959,763
Reckitt Benckiser Group PLC	20,262		1,644,882
RELX PLC	54,808		1,621,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 14.8% (continued)
Rentokil Initial PLC		52,703		348,554
Rio Tinto PLC		31,843		1,916,592
Rolls-Royce Holdings PLC		246,247	[a]	269,032
Schroders PLC		3,636		131,885
Segro PLC		34,024		455,933
Severn Trent PLC		7,341		263,647
Shell PLC		215,665		5,762,516
Smith & Nephew PLC		24,564		314,510
Smiths Group PLC		10,566		199,405
Spirax-Sarco Engineering PLC		2,022		295,246
SSE PLC		30,960		666,097
St. James's Place PLC		15,326		230,116
Standard Chartered PLC		73,905		509,953
Taylor Wimpey PLC		103,426		160,559
Tesco PLC		216,350		693,155
The Berkeley Group Holdings PLC		3,177	[a]	164,384
The British Land Company PLC		24,958		149,992
The Sage Group PLC		28,503		245,593
Unilever PLC		51,955		2,534,954
Unilever PLC		20,636		1,005,164
United Utilities Group PLC		19,328		256,949
Vodafone Group PLC		763,611		1,126,589
Whitbread PLC		5,906		187,657
WPP PLC		31,832		343,424
				61,548,661
Total Common Stocks (cost $268,200,217)				405,791,701
	Preferred Dividend Yield (%)
Preferred Stocks - .4%
Germany - .4%
Bayerische Motoren Werke AG	8.01	1,634		123,460
Henkel AG & Co. KGaA	2.83	5,050		321,758
Porsche Automobil Holding SE	3.69	4,340		312,359
Sartorius AG	0.28	697		310,203
Volkswagen AG	5.12	5,260		738,564
Total Preferred Stocks (cost $1,160,250)				1,806,344
		Number of Rights
Rights - .0%
Australia - .0%
Australia & New Zealand Banking Group Ltd. expiring 8/25/2022 (cost $0)		5,350		14,878

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $779,480)	2.21	779,480	[e]	779,480
Total Investments (cost $270,139,947)		98.4%		408,392,403
Cash and Receivables (Net)		1.6%		6,665,243
Net Assets		100.0%		415,057,646

ADR—American Depository Receipt

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $6,515,031 or 1.57% of net assets.

c Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $769,565 and the value of the collateral was $779,480. In addition, the value of collateral may include pending sales that are also on loan.

d The fund held Level 3 securities at July 31, 2022. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	49	9/16/2022	4,648,015	4,782,645	134,630
Gross Unrealized Appreciation				134,630

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,492,045	403,299,655	††	1	405,791,701
Equity Securities - Preferred Stocks	-	1,806,344	††	-	1,806,344
Investment Companies	779,480	-		-	779,480
Rights	-	14,878	††	-	14,878
Other Financial Instruments:
Futures†††	134,630	-		-	134,630

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2022, accumulated net unrealized appreciation on investments was $138,252,456, consisting of $169,737,246 gross unrealized appreciation and $31,484,790 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.